Proceeds from Sales of Available-For-Sale Investments (Detail) (Fixed-maturity securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed-maturity securities
Available-for-sale:
Proceeds from sales	$ 77,960	$ 134,346	$ 68,328